Consolidated statement of income and other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	R$ 3,697,255	R$ 3,304,329	R$ 2,875,913
Cost of services	(1,313,895)	(1,215,603)	(1,109,813)
Gross profit	2,383,360	2,088,726	1,766,100
Selling, general and administrative expenses	(1,113,065)	(1,008,427)	(940,132)
Allowance for expected credit losses	(57,090)	(60,894)	(74,552)
Other income	18,762	13,299	53,206
Other expenses	(18,857)	(20,591)	(37,561)
Operating income	1,213,110	1,012,113	767,061
Finance income	194,943	111,283	110,642
Finance expenses	(561,024)	(458,742)	(457,616)
Net finance result	(366,081)	(347,459)	(346,974)
Share of profit of equity-accounted investee, net of tax	13,916	11,737	9,495
Income before income taxes	860,945	676,391	429,582
Income taxes expenses
Current	(133,328)	(24,238)	(27,399)
Deferred	40,826	(3,233)	3,233
Net income	768,443	648,920	405,416
Other comprehensive income
Total comprehensive income	768,443	648,920	405,416
Net income / total comprehensive income attributable to:
Owners of the Company	752,461	631,510	386,324
Non-controlling interests	15,982	17,410	19,092
Total comprehensive income	R$ 768,443	R$ 648,920	R$ 405,416
Basic earnings per common share	R$ 8.32	R$ 7.01	R$ 4.30
Diluted earnings per common share	R$ 8.24	R$ 6.93	R$ 4.27